JPMorgan SmartRetirement® Blend 2030 Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 47.2%
Fixed Income — 13.5%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	33,410	247,903
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,580	35,822
JPMorgan High Yield Fund Class R6 Shares (a)	15,999	105,912
Total Fixed Income		389,637
International Equity — 2.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,310	76,547
U.S. Equity — 31.0%
JPMorgan Equity Index Fund Class R6 Shares (a)	10,354	895,324
Total Investment Companies (Cost $938,169)		1,361,508
Exchange-Traded Funds — 28.5%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	331	33,415
Fixed Income — 5.9%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	2,099	99,297
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	559	26,478
JPMorgan Inflation Managed Bond ETF (a)	900	43,217
Total Fixed Income		168,992
International Equity — 17.2%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,373	76,385
JPMorgan BetaBuilders International Equity ETF (a)	6,651	419,050
Total International Equity		495,435
U.S. Equity — 4.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	934	88,210
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	527	35,561
Total U.S. Equity		123,771
Total Exchange-Traded Funds (Cost $663,828)		821,613
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 6.3%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	59	57
2.20%, 2/4/2026	105	101
2.70%, 2/1/2027	1,876	1,779
6.53%, 5/1/2034 (b)	275	295
L3Harris Technologies, Inc.
5.25%, 6/1/2031	390	406
5.40%, 7/31/2033	219	229
Leidos, Inc. 5.75%, 3/15/2033	120	126
Northrop Grumman Corp.
5.15%, 5/1/2040	220	223

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
3.85%, 4/15/2045	255	216
RTX Corp.
2.25%, 7/1/2030	373	335
5.15%, 2/27/2033	165	172
2.82%, 9/1/2051	385	258
		4,197
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	292	309
Hyundai Capital America
1.30%, 1/8/2026 (b)	90	86
2.38%, 10/15/2027 (b)	730	688
4.55%, 9/26/2029 (b)	250	250
		1,333
Banks — 1.7%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (b) (c)	300	305
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	300	311
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	400	428
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (b)	230	239
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	189
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (c)	200	205
6.61%, 11/7/2028	600	651
5.44%, 7/15/2031	200	209
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	511	493
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	229	231
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	125	120
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	1,230	1,212
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	295	295
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	450	463
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	490	516
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	1,435	1,285
(SOFR + 1.91%), 5.29%, 4/25/2034 (c)	500	520
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	380	400
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	752	771
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	221	224
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	203	194
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	460	477
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (c)	194	196
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (b)	250	257
Bank of Nova Scotia (The) (Canada) (SOFR + 1.44%), 4.74%, 11/10/2032 (c)	520	522
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (b)	345	327
5.79%, 7/13/2028 (b)	225	236

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	235	243
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	275	277
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	200	175
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (c)	346	315
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	760	780
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	340	352
(SOFR + 1.88%), 5.74%, 2/20/2035 (b) (c)	610	646
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	864	837
(SOFR + 2.10%), 5.98%, 1/18/2027 (b) (c)	250	254
(SOFR + 2.27%), 6.71%, 10/19/2029 (b) (c)	320	342
(SOFR + 1.96%), 5.72%, 1/18/2030 (b) (c)	250	258
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	420	440
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (b) (c)	270	281
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.34%), 4.63%, 9/11/2030 (c)	640	644
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	500	491
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	1,042	1,017
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	940	966
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	684	685
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	110	97
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	567	506
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	580	577
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	617	590
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (c)	250	266
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	580	597
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	405	422
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	224	224
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	320	299
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (b)	200	207
5.25%, 4/26/2029 (b)	565	582
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (c)	445	465
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,660	1,549
(SOFR + 3.35%), 7.39%, 11/3/2028 (c)	240	260
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	800	733
Huntington National Bank (The) 5.65%, 1/10/2030	334	350
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	205	196
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	200	204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (c)	400	419
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	215	226

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	330	314
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	210	200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	525	549
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	600	622
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (c)	300	317
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	200	206
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	200	204
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	975	968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	746	758
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	560	582
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	200	206
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (c)	255	259
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (c)	285	297
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	500	485
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	432	441
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	215	205
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	350	371
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	350	353
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (b)	405	421
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	780	774
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	300	287
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	255	242
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (b) (c)	351	360
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	590	512
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	214	223
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	200	192
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (b) (c)	200	205
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (b) (c)	280	287
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (b) (c)	250	272
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (b) (c)	795	837
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	405	420
5.71%, 1/13/2030	405	429
5.42%, 7/9/2031	650	682
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	160	167
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	175	180
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	230	252
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	135	136
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	194	204
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	265	253

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Wells Fargo & Co.
4.30%, 7/22/2027	1,500	1,503
(SOFR + 1.07%), 5.71%, 4/22/2028 (c)	665	687
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	484	460
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	300	312
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	150	155
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	700	734
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	220	231
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	315	291
Westpac New Zealand Ltd. (New Zealand)
4.90%, 2/15/2028 (b)	420	428
5.20%, 2/28/2029 (b)	600	621
		49,142
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	540	487
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	310	324
		811
Biotechnology — 0.1%
AbbVie, Inc.
2.95%, 11/21/2026	265	260
5.05%, 3/15/2034	710	742
4.05%, 11/21/2039	600	554
4.25%, 11/21/2049	210	188
Amgen, Inc.
3.15%, 2/21/2040	429	342
3.00%, 1/15/2052	170	120
Gilead Sciences, Inc. 2.60%, 10/1/2040	253	189
		2,395
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	555	482
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	203	177
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	120	126
		303
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	735	791
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	200	226
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	250	189
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	436	422
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	959	912
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	500	529
(SOFR + 3.04%), 3.55%, 9/18/2031 (c)	600	559

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,293	1,288
(SOFR + 0.79%), 1.09%, 12/9/2026 (c)	1,149	1,102
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	1,504	1,446
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	270	291
(SOFR + 1.27%), 5.73%, 4/25/2030 (c)	385	405
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	460	472
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	980	1,015
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	420	403
(SOFR + 1.53%), 2.87%, 1/14/2033 (b) (c)	200	174
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	205	210
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	375	386
(SOFR + 1.26%), 5.66%, 4/18/2030 (c)	370	389
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	155	159
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	1,495	1,305
(SOFR + 1.73%), 5.47%, 1/18/2035 (c)	159	166
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	210	218
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	255	206
Nasdaq, Inc. 5.55%, 2/15/2034	95	100
Nomura Holdings, Inc. (Japan) 5.78%, 7/3/2034	850	893
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (b) (c)	250	239
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (b) (c)	670	700
		15,195
Chemicals — 0.1%
DuPont de Nemours, Inc. 5.32%, 11/15/2038	988	1,076
LYB International Finance III LLC 1.25%, 10/1/2025	127	123
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	111	105
Sherwin-Williams Co. (The) 4.80%, 9/1/2031	745	760
		2,064
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (b)	600	639
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	200	202
2.45%, 10/29/2026	1,265	1,215
6.10%, 1/15/2027	310	321
5.10%, 1/19/2029	165	169
American Express Co. (SOFR + 1.00%), 5.10%, 2/16/2028 (c)	400	408
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	650	653
2.13%, 2/21/2026 (b)	110	106
4.25%, 4/15/2026 (b)	20	20
4.38%, 5/1/2026 (b)	207	205

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
2.53%, 11/18/2027 (b)	1,092	1,020
6.38%, 5/4/2028 (b)	155	162
5.75%, 3/1/2029 (b)	204	210
5.75%, 11/15/2029 (b)	805	831
Capital One Financial Corp.
3.80%, 1/31/2028	200	196
(SOFR + 1.91%), 5.70%, 2/1/2030 (c)	200	207
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	230	196
General Motors Financial Co., Inc.
3.80%, 4/7/2025	345	342
5.40%, 5/8/2027	215	219
5.75%, 2/8/2031	235	243
5.95%, 4/4/2034	190	197
5.45%, 9/6/2034	210	209
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (b)	200	204
Macquarie Airfinance Holdings Ltd. (United Kingdom) 5.15%, 3/17/2030 (b)	205	205
		7,740
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc. 2.50%, 2/10/2041 (b)	112	78
Kroger Co. (The)
5.00%, 9/15/2034	130	131
5.50%, 9/15/2054	100	101
		310
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	238	225
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	95
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	391	338
WP Carey, Inc.
2.40%, 2/1/2031	163	142
2.45%, 2/1/2032	160	136
2.25%, 4/1/2033	90	75
		691
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.30%, 6/1/2027	322	308
2.75%, 6/1/2031	195	176
3.50%, 6/1/2041	584	478
3.55%, 9/15/2055	369	270
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (b)	500	445
Verizon Communications, Inc.
4.78%, 2/15/2035 (b)	69	69
2.65%, 11/20/2040	204	150
		1,896

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — 0.8%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	295	306
5.65%, 6/1/2054	220	237
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	840	875
DTE Electric Co.
Series B, 3.65%, 3/1/2052	170	135
5.40%, 4/1/2053	140	147
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	300	339
Duke Energy Corp. 6.10%, 9/15/2053	270	296
Duke Energy Florida LLC 5.95%, 11/15/2052	133	147
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	113	83
Duke Energy Progress LLC 2.90%, 8/15/2051	165	112
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	1,080	1,143
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	85	73
Edison International 5.75%, 6/15/2027	225	232
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	350	373
Emera US Finance LP (Canada) 4.75%, 6/15/2046	223	199
Entergy Arkansas LLC 2.65%, 6/15/2051	84	54
Entergy Louisiana LLC
4.00%, 3/15/2033	166	159
2.90%, 3/15/2051	70	47
5.70%, 3/15/2054	150	160
Evergy Metro, Inc. 4.95%, 4/15/2033	323	328
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	710	735
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (b)	279	285
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	630	610
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	210	189
Florida Power & Light Co. 5.30%, 4/1/2053	160	167
Fortis, Inc. (Canada) 3.06%, 10/4/2026	283	275
Indiana Michigan Power Co. 3.25%, 5/1/2051	150	107
Interstate Power and Light Co.
4.95%, 9/30/2034	145	147
5.45%, 9/30/2054	165	171
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	136	126
5.40%, 6/1/2033 (b)	560	579
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	212	211
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	103	85
MidAmerican Energy Co. 5.85%, 9/15/2054	120	134
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (b)	280	182
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	450	455
5.55%, 3/15/2054	440	459
Northern States Power Co. 5.10%, 5/15/2053	220	222
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	105	101
2.45%, 12/2/2027 (b)	365	342

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Ohio Power Co. Series R, 2.90%, 10/1/2051	200	131
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	291	307
Pacific Gas and Electric Co.
3.45%, 7/1/2025	130	129
2.95%, 3/1/2026	788	769
6.40%, 6/15/2033	254	278
5.80%, 5/15/2034	567	599
3.75%, 8/15/2042 (d)	79	62
4.30%, 3/15/2045	80	67
6.75%, 1/15/2053	115	131
5.90%, 10/1/2054	60	62
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,760	2,913
Series A-3, 5.54%, 7/15/2047	200	212
Series A-3, 5.53%, 6/1/2049	405	429
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	130	127
Series A-4, 5.21%, 12/1/2047	80	81
Series A-5, 5.10%, 6/1/2052	150	152
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	390	435
PPL Capital Funding, Inc. 5.25%, 9/1/2034	185	190
PPL Electric Utilities Corp. 5.25%, 5/15/2053	170	176
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051	90	62
Public Service Electric and Gas Co. 3.00%, 3/1/2051	455	322
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	193	194
Series A-2, 5.11%, 12/15/2047	85	86
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	184	187
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	202	194
5.85%, 11/1/2027	286	300
5.45%, 6/1/2031	450	476
Series C, 4.13%, 3/1/2048	131	111
5.70%, 3/1/2053	85	90
5.88%, 12/1/2053	153	166
5.75%, 4/15/2054	530	567
Southern Co. (The) 5.70%, 3/15/2034	355	381
Tampa Electric Co. 4.90%, 3/1/2029	386	396
Tucson Electric Power Co. 5.50%, 4/15/2053	305	312
Union Electric Co.
5.20%, 4/1/2034	400	418
3.90%, 4/1/2052	191	158
5.45%, 3/15/2053	185	193
Vistra Operations Co. LLC 6.00%, 4/15/2034 (b)	208	222
		23,112

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	357	353
5.40%, 6/12/2029	670	694
4.00%, 4/14/2032	1,200	1,149
		2,196
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	115	112
Fiserv, Inc. 5.15%, 8/12/2034	750	769
Global Payments, Inc.
3.20%, 8/15/2029	367	344
5.30%, 8/15/2029	70	72
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	140	147
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (b) (c)	280	277
5.13%, 7/29/2029 (b)	679	699
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (b)	650	673
Shell International Finance BV 3.13%, 11/7/2049	215	156
		3,249
Food Products — 0.1%
Bunge Ltd. Finance Corp. 4.65%, 9/17/2034	343	342
J M Smucker Co. (The)
6.20%, 11/15/2033	105	116
6.50%, 11/15/2053	95	110
JBS USA Holding Lux SARL
3.75%, 12/1/2031	320	294
6.75%, 3/15/2034 (b)	260	288
Kellanova 5.25%, 3/1/2033	211	221
Kraft Heinz Foods Co.
4.63%, 10/1/2039	240	229
4.38%, 6/1/2046	132	117
Tyson Foods, Inc. 5.70%, 3/15/2034	230	242
		1,959
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	230	155
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	202	174
Southern California Gas Co. 6.35%, 11/15/2052	150	173
		502
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	220	237
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	178	167
CSX Corp. 3.80%, 11/1/2046	219	183
ERAC USA Finance LLC
5.00%, 2/15/2029 (b)	460	474
5.20%, 10/30/2034 (b)	220	229
Norfolk Southern Corp. 3.05%, 5/15/2050	215	152

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (b)	250	263
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	700	670
Uber Technologies, Inc. 4.80%, 9/15/2034	170	170
Union Pacific Corp.
3.55%, 8/15/2039	297	259
3.50%, 2/14/2053	190	148
		2,952
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	68	67
DH Europe Finance II SARL 3.25%, 11/15/2039	119	100
		167
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	140	142
Banner Health 1.90%, 1/1/2031	288	250
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	115	78
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	175	128
Cencora, Inc. 5.13%, 2/15/2034	850	875
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	215	148
Cigna Group (The) 5.13%, 5/15/2031	670	696
CommonSpirit Health
1.55%, 10/1/2025	75	72
2.78%, 10/1/2030	170	155
3.91%, 10/1/2050	75	60
CVS Health Corp. 5.25%, 2/21/2033	250	255
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	350	260
HCA, Inc.
5.60%, 4/1/2034	250	261
5.45%, 9/15/2034	345	355
5.50%, 6/15/2047	140	139
3.50%, 7/15/2051	128	92
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	150	117
MultiCare Health System 2.80%, 8/15/2050	132	84
MyMichigan Health Series 2020, 3.41%, 6/1/2050	45	34
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	160	113
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	215	148
UnitedHealth Group, Inc. 5.88%, 2/15/2053	105	116
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	340	236
		4,814
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	160	163
DOC DR LLC 2.63%, 11/1/2031	130	113
Healthcare Realty Holdings LP
3.10%, 2/15/2030	600	551
2.00%, 3/15/2031	414	347

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
Healthpeak OP LLC 2.13%, 12/1/2028	323	296
Sabra Health Care LP 3.20%, 12/1/2031	205	180
		1,650
Hotels, Restaurants & Leisure — 0.1%
Darden Restaurants, Inc. 4.55%, 10/15/2029	500	499
Starbucks Corp.
4.90%, 2/15/2031	580	602
4.80%, 2/15/2033	330	338
3.35%, 3/12/2050	214	158
		1,597
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC
5.80%, 3/1/2033	224	241
5.75%, 10/1/2041	205	216
Southern Power Co. 5.15%, 9/15/2041	230	227
		684
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	300	313
Industrial REITs — 0.0% ^
Prologis LP 5.25%, 3/15/2054	374	380
Insurance — 0.3%
Aon North America, Inc.
5.45%, 3/1/2034	450	472
5.75%, 3/1/2054	350	371
Arthur J Gallagher & Co. 5.75%, 7/15/2054	500	522
Athene Global Funding 2.50%, 1/14/2025 (b)	124	123
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	180	152
Brown & Brown, Inc. 2.38%, 3/15/2031	422	365
CNA Financial Corp. 5.13%, 2/15/2034	570	583
CNO Global Funding 5.88%, 6/4/2027 (b)	800	824
Corebridge Global Funding 5.90%, 9/19/2028 (b)	190	200
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (b)	316	214
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	150	154
F&G Global Funding 5.88%, 6/10/2027 (b)	300	307
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (b)	114	114
High Street Funding Trust I 4.11%, 2/15/2028 (b)	160	156
Jackson National Life Global Funding 3.05%, 4/29/2026 (b)	500	488
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (b)	400	415
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (b)	400	461
New York Life Insurance Co. 3.75%, 5/15/2050 (b)	538	431
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (b)	190	174
5.16%, 5/28/2031 (b)	680	713
Protective Life Global Funding 5.47%, 12/8/2028 (b)	386	404

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (b)	110	96
3.30%, 5/15/2050 (b)	429	314
		8,053
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
5.60%, 5/15/2053	260	282
5.40%, 8/15/2054	235	246
		528
IT Services — 0.0% ^
CGI, Inc. (Canada) 1.45%, 9/14/2026	204	193
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	294	236
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	302	258
3.50%, 3/1/2042	160	111
3.70%, 4/1/2051	467	298
Comcast Corp.
4.65%, 2/15/2033	390	396
3.25%, 11/1/2039	380	311
2.80%, 1/15/2051	380	252
5.35%, 5/15/2053	730	747
Discovery Communications LLC 3.63%, 5/15/2030	164	148
		2,521
Metals & Mining — 0.0% ^
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (b)	200	218
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	346	310
5.63%, 4/4/2034 (b)	260	272
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (b)	200	189
Steel Dynamics, Inc. 1.65%, 10/15/2027	275	254
		1,243
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	204	138
Consumers Energy Co.
4.63%, 5/15/2033	285	288
3.25%, 8/15/2046	102	79
DTE Energy Co. 5.10%, 3/1/2029	700	721
Engie SA (France) 5.63%, 4/10/2034 (b)	790	830
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	220	229
Puget Energy, Inc. 2.38%, 6/15/2028	258	239
San Diego Gas & Electric Co. 2.95%, 8/15/2051	350	246

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	160	111
WEC Energy Group, Inc. 1.38%, 10/15/2027	236	217
		3,098
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	271	237
Oil, Gas & Consumable Fuels — 0.4%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (b)	170	168
5.80%, 10/1/2054 (b)	150	148
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (b)	490	487
Boardwalk Pipelines LP 4.45%, 7/15/2027	185	185
BP Capital Markets America, Inc.
4.81%, 2/13/2033	240	243
2.77%, 11/10/2050	208	137
3.00%, 3/17/2052	75	52
Cheniere Energy, Inc. 5.65%, 4/15/2034 (b)	180	186
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	118	119
5.68%, 1/15/2034 (b)	157	162
Coterra Energy, Inc. 3.90%, 5/15/2027	140	138
Devon Energy Corp. 5.75%, 9/15/2054	320	311
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	200	211
5.63%, 4/5/2034	375	393
Energy Transfer LP
5.25%, 7/1/2029	350	360
5.00%, 5/15/2044 (d)	525	481
Eni SpA (Italy) 5.95%, 5/15/2054 (b)	200	206
Enterprise Products Operating LLC
4.95%, 2/15/2035	550	559
4.45%, 2/15/2043	317	288
Exxon Mobil Corp. 3.00%, 8/16/2039	643	528
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	180	158
4.32%, 12/30/2039 (b)	130	104
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	183	154
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	500	488
3.45%, 10/15/2027 (b)	306	296
HF Sinclair Corp. 5.88%, 4/1/2026	109	111
Kinder Morgan, Inc.
5.00%, 2/1/2029	230	235
7.80%, 8/1/2031	550	640
MPLX LP
5.50%, 6/1/2034	410	421
4.50%, 4/15/2038	226	209

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	195	173
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	50	52
Occidental Petroleum Corp.
5.20%, 8/1/2029	125	127
5.38%, 1/1/2032	120	122
ONEOK, Inc.
4.75%, 10/15/2031	560	560
5.70%, 11/1/2054	495	492
Ovintiv, Inc. 6.25%, 7/15/2033	450	476
Phillips 66 Co. 3.55%, 10/1/2026	214	211
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (b)	95	96
5.03%, 10/1/2029 (b)	105	105
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	429	333
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	400	425
Williams Cos., Inc. (The) 5.65%, 3/15/2033	150	157
		11,507
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	173	158
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	298
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	50	58
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	265	245
3.70%, 3/15/2052	205	163
5.55%, 2/22/2054	32	34
5.65%, 2/22/2064	295	313
Eli Lilly & Co. 5.00%, 2/9/2054	600	610
Merck & Co., Inc.
2.35%, 6/24/2040	312	229
4.00%, 3/7/2049	60	52
2.90%, 12/10/2061	65	42
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	400	414
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,065	828
5.65%, 7/5/2044	200	210
3.18%, 7/9/2050	200	143
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	137	136
Zoetis, Inc. 5.60%, 11/16/2032	287	307
		3,784
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	180	194
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	110	114

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Residential REITs — continued
UDR, Inc.
2.10%, 8/1/2032	416	343
1.90%, 3/15/2033	65	52
		509
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	170	157
2.50%, 8/16/2031	100	87
NNN REIT, Inc.
5.60%, 10/15/2033	100	104
5.50%, 6/15/2034	170	177
Realty Income Corp. 1.80%, 3/15/2033	275	219
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (b)	565	558
		1,302
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	224	170
Broadcom, Inc.
1.95%, 2/15/2028 (b)	470	436
5.05%, 7/12/2029	650	670
5.15%, 11/15/2031	560	581
4.55%, 2/15/2032	323	323
3.19%, 11/15/2036 (b)	279	236
Intel Corp.
3.25%, 11/15/2049	170	114
3.05%, 8/12/2051	170	109
5.70%, 2/10/2053	100	98
KLA Corp. 3.30%, 3/1/2050	470	356
NXP BV (China)
5.00%, 1/15/2033	260	263
3.25%, 5/11/2041	340	263
Texas Instruments, Inc. 5.05%, 5/18/2063	593	595
		4,214
Software — 0.1%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	445	448
Oracle Corp.
4.90%, 2/6/2033	230	234
3.80%, 11/15/2037	680	602
3.60%, 4/1/2050	160	122
Roper Technologies, Inc. 1.75%, 2/15/2031	218	184
VMware LLC
1.40%, 8/15/2026	394	373
4.70%, 5/15/2030	364	367
		2,330

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — 0.1%
American Tower Corp.
1.50%, 1/31/2028	185	169
5.20%, 2/15/2029	440	454
1.88%, 10/15/2030	1,039	895
Crown Castle, Inc. 5.80%, 3/1/2034	130	138
CubeSmart LP 2.00%, 2/15/2031	505	432
Equinix, Inc.
2.90%, 11/18/2026	314	306
2.00%, 5/15/2028	424	391
Extra Space Storage LP
5.90%, 1/15/2031	200	212
2.40%, 10/15/2031	290	249
		3,246
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	180	145
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	400	336
2.70%, 8/5/2051	415	286
Dell International LLC 6.20%, 7/15/2030	850	924
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	530	525
		2,071
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	340	290
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	416	387
4.39%, 8/15/2037	255	232
		909
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	600	630
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 2.88%, 5/7/2030	220	203
T-Mobile USA, Inc.
2.55%, 2/15/2031	710	633
5.15%, 4/15/2034	157	162
3.40%, 10/15/2052	540	395
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	350	362
		1,755
Total Corporate Bonds (Cost $185,089)		180,254
Mortgage-Backed Securities — 5.7%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,440	1,316
Pool # WA1626, 3.45%, 8/1/2032	1,160	1,107

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # WN3225, 3.80%, 10/1/2034	740	708
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	475	454
Pool # QA3570, 2.50%, 10/1/2049	187	163
Pool # QA6772, 3.50%, 1/1/2050	235	223
Pool # QA9530, 2.50%, 5/1/2050	548	480
Pool # QB1397, 2.50%, 7/1/2050	60	52
Pool # QB4026, 2.50%, 10/1/2050	1,447	1,276
Pool # QB4045, 2.50%, 10/1/2050	901	792
Pool # QB4484, 2.50%, 10/1/2050	598	527
Pool # QB4542, 2.50%, 10/1/2050	606	534
Pool # QB5092, 2.50%, 11/1/2050	401	354
Pool # RA4224, 3.00%, 11/1/2050	252	229
Pool # QB8503, 2.50%, 2/1/2051	712	621
Pool # SD4767, 2.50%, 2/1/2051	1,385	1,211
Pool # QC9443, 2.50%, 10/1/2051	680	595
Pool # SD2841, 2.50%, 10/1/2051	1,543	1,346
Pool # QD5778, 3.00%, 1/1/2052	679	616
Pool # SD5768, 3.00%, 1/1/2052	2,425	2,210
Pool # QD4686, 4.00%, 1/1/2052	239	230
Pool # QD7596, 2.50%, 2/1/2052	2,352	2,057
Pool # RA6815, 2.50%, 2/1/2052	2,028	1,766
Pool # RA6959, 2.50%, 3/1/2052	869	755
Pool # SD3952, 2.50%, 3/1/2052	1,596	1,398
Pool # QE1637, 4.00%, 5/1/2052	269	263
Pool # QE1832, 4.50%, 5/1/2052	338	339
Pool # QH9763, 6.00%, 1/1/2054	513	527
Pool # QH9845, 6.00%, 2/1/2054	2,257	2,320
FNMA UMBS, 20 Year Pool # MA4016, 2.50%, 5/1/2040	1,372	1,251
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	713	733
Pool # BK2113, 2.50%, 3/1/2050	512	448
Pool # CA5658, 2.50%, 5/1/2050	163	142
Pool # FM3118, 3.00%, 5/1/2050	386	353
Pool # BP8608, 2.50%, 6/1/2050	343	300
Pool # BP9250, 2.50%, 7/1/2050	1,347	1,181
Pool # FM3778, 2.50%, 8/1/2050	274	240
Pool # FP0059, 2.50%, 8/1/2050	1,135	985
Pool # BQ2894, 3.00%, 9/1/2050	822	753
Pool # BQ3996, 2.50%, 10/1/2050	586	516
Pool # BQ5243, 3.50%, 10/1/2050	337	318
Pool # CA7398, 3.50%, 10/1/2050	792	747
Pool # BP7667, 2.50%, 12/1/2050	832	731
Pool # BR4318, 3.00%, 1/1/2051	88	80
Pool # CA8637, 4.00%, 1/1/2051	1,399	1,367
Pool # FM7082, 2.00%, 4/1/2051	772	648
Pool # FM6856, 2.50%, 4/1/2051	349	304
Pool # CB0189, 3.00%, 4/1/2051	344	312

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB0458, 2.50%, 5/1/2051	523	456
Pool # FS7655, 2.50%, 5/1/2051	1,370	1,192
Pool # BT0122, 2.50%, 6/1/2051	247	215
Pool # FM7916, 2.50%, 6/1/2051	442	387
Pool # CB1301, 2.50%, 8/1/2051	811	708
Pool # FM8247, 2.50%, 8/1/2051	458	402
Pool # CB1566, 2.50%, 9/1/2051	1,556	1,346
Pool # FM8659, 2.50%, 9/1/2051	887	776
Pool # FS4624, 2.50%, 11/1/2051	392	341
Pool # CB2313, 2.50%, 12/1/2051	511	448
Pool # FS2559, 3.00%, 12/1/2051	1,514	1,372
Pool # CB2637, 2.50%, 1/1/2052	787	686
Pool # BU3079, 3.00%, 1/1/2052	437	393
Pool # CB2670, 3.00%, 1/1/2052	1,348	1,212
Pool # BV4831, 3.00%, 2/1/2052	412	371
Pool # FS7749, 3.00%, 2/1/2052	1,448	1,317
Pool # BV0295, 3.50%, 2/1/2052	968	921
Pool # BV3950, 4.00%, 2/1/2052	485	468
Pool # BV6743, 4.50%, 5/1/2052	338	338
Pool # BV9515, 6.00%, 6/1/2052	411	423
Pool # BY4714, 5.00%, 6/1/2053	1,022	1,021
Pool # BY4761, 5.00%, 6/1/2053	392	393
Pool # BY9327, 6.00%, 11/1/2053	1,179	1,208
Pool # DA7753, 5.50%, 1/1/2054	556	565
Pool # DA0425, 6.00%, 2/1/2054	586	603
Pool # DA7754, 6.00%, 2/1/2054	1,977	2,032
Pool # DA9487, 6.00%, 2/1/2054	1,094	1,125
Pool # CB8334, 5.50%, 4/1/2054	1,691	1,716
Pool # DB6037, 5.50%, 5/1/2054	658	666
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	625	640
Pool # AM3010, 5.07%, 3/1/2028	499	515
Pool # BL8639, 1.09%, 4/1/2028	674	611
Pool # BS6144, 3.97%, 1/1/2029	1,505	1,502
Pool # AM5319, 4.34%, 1/1/2029	450	455
Pool # BS8149, 4.97%, 9/1/2029	900	934
Pool # BS7604, 5.16%, 10/1/2029	594	620
Pool # BS0448, 1.27%, 12/1/2029	957	832
Pool # BL9748, 1.60%, 12/1/2029	387	344
Pool # AN7593, 2.99%, 12/1/2029	281	267
Pool # AN8285, 3.11%, 3/1/2030	287	275
Pool # BS0154, 1.28%, 4/1/2030	277	239
Pool # AM8544, 3.08%, 4/1/2030	127	122
Pool # BS7168, 4.57%, 6/1/2030	848	868
Pool # BZ0896, 5.43%, 7/1/2030	1,254	1,327
Pool # BL9251, 1.45%, 10/1/2030	751	650
Pool # BS5985, 3.99%, 11/1/2030	536	532
Pool # AM4789, 4.18%, 11/1/2030	242	243

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BL9891, 1.37%, 12/1/2030	521	447
Pool # BL9494, 1.46%, 12/1/2030	280	239
Pool # BS0596, 1.38%, 1/1/2031	1,690	1,446
Pool # BS7121, 5.15%, 3/1/2031	1,178	1,233
Pool # BS6203, 4.26%, 4/1/2031	569	569
Pool # BS8442, 4.74%, 4/1/2031	1,111	1,149
Pool # BS7813, 4.83%, 6/1/2031	780	810
Pool # BS7167, 4.64%, 7/1/2031	1,611	1,656
Pool # BS7437, 5.04%, 8/1/2031	870	907
Pool # BS5580, 3.68%, 1/1/2032	1,050	1,018
Pool # BS4654, 2.39%, 3/1/2032	857	764
Pool # BL5680, 2.44%, 3/1/2032	1,375	1,227
Pool # BS7642, 5.15%, 5/1/2032	402	422
Pool # AN5952, 3.01%, 7/1/2032	366	341
Pool # AN6149, 3.14%, 7/1/2032	1,485	1,382
Pool # BS5530, 3.30%, 7/1/2032	1,662	1,562
Pool # BS6345, 3.91%, 8/1/2032	500	489
Pool # BZ0884, 5.37%, 9/1/2032	1,303	1,388
Pool # BM3226, 3.45%, 10/1/2032 (e)	1,272	1,220
Pool # BS6822, 3.81%, 10/1/2032	960	935
Pool # BS8528, 4.31%, 10/1/2032	1,888	1,897
Pool # BS6954, 4.93%, 10/1/2032	767	799
Pool # BM6491, 1.46%, 11/1/2032 (e)	3,881	3,205
Pool # BM6492, 1.51%, 11/1/2032 (e)	2,335	1,931
Pool # BS6819, 4.12%, 11/1/2032	1,100	1,094
Pool # BS7090, 4.45%, 12/1/2032	1,035	1,052
Pool # AN7923, 3.33%, 1/1/2033	565	531
Pool # BS8428, 4.41%, 1/1/2033	1,300	1,312
Pool # BS7398, 4.74%, 2/1/2033	835	861
Pool # BS5357, 3.41%, 3/1/2033	770	723
Pool # AN9067, 3.51%, 5/1/2033	310	295
Pool # BS8416, 4.56%, 5/1/2033	605	619
Pool # BS5511, 3.45%, 8/1/2033	1,018	960
Pool # BS5127, 3.15%, 9/1/2033	580	532
Pool # BL1012, 4.03%, 12/1/2033	300	296
Pool # BL0900, 4.08%, 2/1/2034	245	243
Pool # BZ0430, 4.32%, 2/1/2034	1,705	1,712
Pool # BL7124, 1.93%, 6/1/2035	675	558
Pool # BZ0217, 5.22%, 8/1/2035	1,144	1,215
Pool # AN0375, 3.76%, 12/1/2035	642	620
Pool # AN4430, 3.61%, 1/1/2037	558	540
Pool # BF0045, 4.50%, 3/1/2052	217	214
Pool # BF0109, 4.00%, 2/1/2056	356	344
Pool # BF0091, 3.50%, 5/1/2056	875	812
Pool # BF0108, 4.50%, 6/1/2056	419	416
Pool # BF0219, 3.50%, 9/1/2057	1,584	1,471
Pool # BF0230, 5.50%, 1/1/2058	1,250	1,304
Pool # BF0497, 3.00%, 7/1/2060	591	518

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0561, 3.00%, 9/1/2061	1,853	1,617
Pool # BF0578, 2.50%, 12/1/2061	3,628	3,022
Pool # BF0580, 3.50%, 12/1/2061	466	430
Pool # BF0732, 2.50%, 6/1/2063	1,864	1,595
Pool # BF0733, 3.00%, 6/1/2063	1,705	1,498
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 10/25/2054 (f)	8,037	6,936
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	891	837
Pool # BR3929, 3.50%, 10/20/2050	449	422
Pool # BW1726, 3.50%, 10/20/2050	528	496
Pool # BS8546, 2.50%, 12/20/2050	1,334	1,153
Pool # BR3928, 3.00%, 12/20/2050	708	656
Pool # BU7538, 3.00%, 12/20/2050	407	377
Pool # 785294, 3.50%, 1/20/2051	1,308	1,213
Pool # CA8452, 3.00%, 2/20/2051	1,872	1,729
Pool # CA9005, 3.00%, 2/20/2051	371	350
Pool # CB1543, 3.00%, 2/20/2051	1,310	1,195
Pool # CA3588, 3.50%, 2/20/2051	1,402	1,317
Pool # CB1536, 3.50%, 2/20/2051	1,520	1,434
Pool # CB1542, 3.00%, 3/20/2051	862	786
Pool # CB4433, 3.00%, 3/20/2051	1,556	1,388
Pool # CC0070, 3.00%, 3/20/2051	225	210
Pool # CC8726, 3.00%, 3/20/2051	274	250
Pool # CC8738, 3.00%, 3/20/2051	394	359
Pool # CC8723, 3.50%, 3/20/2051	1,833	1,722
Pool # CC0088, 4.00%, 3/20/2051	78	76
Pool # CC0092, 4.00%, 3/20/2051	184	179
Pool # CC8727, 3.00%, 4/20/2051	482	440
Pool # CC8739, 3.00%, 4/20/2051	1,258	1,147
Pool # CC8740, 3.00%, 4/20/2051	1,043	951
Pool # CC8751, 3.00%, 4/20/2051	237	216
Pool # CA3563, 3.50%, 7/20/2051	928	882
Pool # CE2586, 3.50%, 7/20/2051	1,280	1,203
Pool # CK1527, 3.50%, 12/20/2051	977	922
Pool # CJ8184, 3.50%, 1/20/2052	1,052	988
Pool # CK2660, 3.00%, 2/20/2052	659	601
Pool # CK2716, 3.50%, 2/20/2052	833	772
Pool # CK8295, 5.00%, 3/20/2052	515	513
Pool # CN3557, 4.50%, 5/20/2052	502	501
Pool # MA8200, 4.00%, 8/20/2052	242	234
Pool # CN3127, 5.00%, 8/20/2052	487	488
Pool # CU6748, 6.00%, 9/20/2053	1,077	1,101
Pool # DA2721, 5.50%, 3/20/2054	475	481
Pool # DD7557, 6.50%, 9/20/2054	735	774
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	745	685
Pool # CU1093, 5.50%, 6/20/2063	535	537
Pool # CV1712, 5.50%, 6/20/2063	315	316

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CU1092, 6.00%, 6/20/2063	584	589
Pool # CT6283, 6.00%, 7/20/2063	771	778
Pool # CW0095, 6.00%, 7/20/2063	643	649
Pool # 785183, 2.93%, 10/20/2070 (e)	693	632
Total Mortgage-Backed Securities (Cost $168,167)		162,880
U.S. Treasury Obligations — 5.6%
U.S. Treasury Bonds
1.13%, 5/15/2040	8,499	5,615
1.13%, 8/15/2040	8,198	5,369
2.25%, 5/15/2041	341	264
3.38%, 8/15/2042	4,205	3,795
3.13%, 2/15/2043	2,155	1,865
3.88%, 2/15/2043	590	569
3.88%, 5/15/2043	6,225	5,994
3.63%, 8/15/2043	2,230	2,065
1.25%, 5/15/2050	241	129
1.38%, 8/15/2050	13,655	7,521
1.63%, 11/15/2050	2,118	1,246
1.88%, 2/15/2051	3,461	2,168
2.25%, 2/15/2052	2,235	1,524
3.00%, 8/15/2052	5,474	4,399
3.63%, 2/15/2053	1,410	1,282
U.S. Treasury Notes
4.13%, 1/31/2025 (g)	4,430	4,422
4.00%, 12/15/2025 (g)	1,070	1,072
3.25%, 6/30/2027	6,070	6,019
0.63%, 12/31/2027	2,630	2,394
3.50%, 1/31/2028	5,000	4,989
2.75%, 2/15/2028	5,500	5,356
3.63%, 3/31/2028	3,330	3,337
1.25%, 4/30/2028	8,885	8,194
1.00%, 7/31/2028	2,205	2,003
2.88%, 4/30/2029	33,486	32,493
3.13%, 8/31/2029	5,901	5,778
3.50%, 1/31/2030	2,360	2,348
3.63%, 3/31/2030	16,270	16,281
3.50%, 2/15/2033	3,155	3,100
3.88%, 8/15/2033	13,730	13,841
4.00%, 2/15/2034	4,939	5,024
U.S. Treasury STRIPS Bonds
4.87%, 11/15/2040 (h)	2,270	1,133
4.89%, 2/15/2041 (h)	1,457	718
Total U.S. Treasury Obligations (Cost $169,298)		162,307
Asset-Backed Securities — 2.9%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	203	187

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class AS, 6.23%, 12/18/2037 (b) (e)	390	384
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	815	772
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	557	527
Series 2016-3, Class AA, 3.00%, 10/15/2028	391	368
Series 2021-1, Class B, 3.95%, 7/11/2030	740	698
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (b)	325	331
Series 2024-1, Class D, 5.86%, 5/13/2030 (b)	765	778
AmeriCredit Automobile Receivables Trust Series 2020-3, Class C, 1.06%, 8/18/2026	179	178
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (b)	585	579
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (b)	215	209
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (b)	725	701
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (b)	390	377
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (b)	330	311
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (b)	895	853
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (b)	284	267
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (b)	800	817
Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	580	596
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (b)	1,200	1,150
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (b)	1,380	1,302
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,545	1,572
Series 2024-1, Class D, 6.03%, 11/15/2029	580	594
Series 2024-2, Class C, 6.07%, 2/15/2030	825	845
Series 2024-3, Class D, 5.83%, 5/15/2030	625	639
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	421	415
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (b)	1,755	1,757
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	211	197
CarMax Auto Owner Trust Series 2020-4, Class C, 1.30%, 8/17/2026	290	288
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	405	389
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	798	720
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 ‡ (b)	620	620
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (b)	600	622
Series 2024-2A, Class C, 6.70%, 10/16/2034 (b)	1,720	1,783
Series 2024-3A, Class B, 4.85%, 11/15/2034 (b)	1,300	1,301
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (b)	98	89
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	480	458
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	549	517
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	58	56
Series 2021-1A, Class C, 2.70%, 11/21/2033 (b)	175	169
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	365	371

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (b)	385	386
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	735	739
Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	460	474
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (b)	205	192
Series 2021-A, Class C, 2.09%, 8/27/2035 (b)	92	87
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (b)	375	385
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	505	509
Series 2023-5A, Class C, 6.85%, 1/16/2029	470	487
Series 2024-1A, Class D, 5.84%, 6/17/2030	585	600
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (b)	849	860
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (b)	136	134
Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	115	115
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	446	452
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (b)	1,145	1,070
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (b)	395	387
Flagship Credit Auto Trust
Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	104	104
Series 2023-1, Class C, 5.43%, 5/15/2029 (b)	930	940
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (e)	720	678
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (b)	724	746
Series 2024-2A, Class A, 4.60%, 3/15/2050 (b)	710	711
Series 2024-2A, Class B, 4.93%, 3/15/2050 (b)	260	260
GLS Auto Select Receivables Trust Series 2024-1A, Class C, 5.69%, 3/15/2030 (b)	205	210
Hilton Grand Vacations Trust Series 2024-1B, Class C, 6.62%, 9/15/2039 (b)	422	430
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (b)	246	243
Series 2024-A, Class B, 5.84%, 3/15/2043 (b)	851	869
Series 2024-A, Class C, 6.32%, 3/15/2043 (b)	1,020	1,042
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (b)	1,086	1,025
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	624	564
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Class B1, 6.15%, 5/20/2032 (b)	215	219
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (b)	530	507
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	272	277
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (b)	540	563
Lendbuzz Securitization Trust
Series 2021-1A, Class A, 1.46%, 6/15/2026 (b)	115	113
Series 2024-1A, Class B, 6.58%, 9/15/2029 (b)	470	484
Lendmark Funding Trust Series 2024-1A, Class B, 5.88%, 6/21/2032 (b)	560	574
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	1,065	1,014
Series 2024-AA, Class C, 6.00%, 9/22/2036 (b)	497	507

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (b)	516	485
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (b)	70	67
Series 2024-1A, Class B, 5.51%, 2/20/2043 (b)	371	378
Series 2024-1A, Class C, 6.20%, 2/20/2043 (b)	446	456
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	293	288
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	244	236
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	715	692
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (b)	1,060	1,024
Series 2023-1A, Class C, 6.37%, 9/20/2029 (b)	555	569
Series 2024-2A, Class C, 5.90%, 7/20/2032 (b)	1,470	1,508
OneMain Direct Auto Receivables Trust
Series 2022-1A, Class B, 5.07%, 6/14/2029 (b)	475	476
Series 2023-1A, Class A, 5.41%, 11/14/2029 (b)	715	728
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (b)	260	245
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (b)	127	124
Oportun Issuance Trust
Series 2024-1A, Class A, 6.33%, 4/8/2031 (b)	575	577
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	1,586	1,539
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	128	127
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (b)	975	897
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (e)	901	900
Pretium Mortgage Credit Partners I LLC Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (b) (d)	658	654
Progress Residential Trust
Series 2024-SFR5, Class A, 3.00%, 8/9/2029 (b)	805	750
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (e)	605	553
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (b) (e)	1,360	1,214
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (b)	2,223	2,137
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (b)	935	912
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (b)	285	262
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (b) (e)	220	202
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (b) (e)	355	320
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (b)	780	726
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (b) (d)	230	229
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (b)	570	581
Reach Abs Trust Series 2024-1A, Class B, 6.29%, 2/18/2031 (b)	725	739
Reach ABS Trust Series 2024-2A, Class B, 5.84%, 7/15/2031 (b)	450	458
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	401	394
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	12	12
Series 2021-A, Class A, 2.30%, 12/22/2031 (b)	1,640	1,608
Series 2024-A, Class A, 5.91%, 8/20/2032 (b)	750	762
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	470	464
Santander Drive Auto Receivables Trust Series 2024-2, Class C, 5.84%, 6/17/2030	1,210	1,251
SCF Equipment Leasing LLC
Series 2024-1A, Class C, 5.82%, 9/20/2032 (b)	380	395

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	660	710
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (b)	1,230	1,263
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (b)	101	97
Series 2021-2A, Class B, 1.80%, 9/20/2038 (b)	116	111
Series 2024-1A, Class C, 5.94%, 1/20/2043 (b)	365	367
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (b)	495	503
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (b)	854	856
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (b)	425	422
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	118	116
Series 2019-2, Class B, 3.50%, 5/1/2028	294	280
Series 2018-1, Class A, 3.70%, 3/1/2030	440	404
Series 2024-1, Class AA, 5.45%, 2/15/2037	676	704
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	29	29
VCAT LLC
Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (b) (d)	47	47
Series 2021-NPL5, Class A1, 4.87%, 8/25/2051 (b) (d)	655	648
Verizon Master Trust Series 2024-7, Class A, 4.35%, 8/20/2032 (b)	1,000	999
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (b) (d)	130	129
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (b) (d)	659	656
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (b) (d)	612	613
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (b) (d)	445	443
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (b) (d)	282	282
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (b) (d)	438	436
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (b) (d)	634	632
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (b)	175	170
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	1,181	1,198
Series 2024-1A, Class C, 7.06%, 1/20/2038 (b)	570	578
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	400	412
Total Asset-Backed Securities (Cost $82,536)		82,788
Collateralized Mortgage Obligations — 1.2%
CFMT LLC Series 2024-HB14, Class M1, 3.00%, 6/25/2034 ‡ (b) (e)	920	857
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.98%, 7/25/2043 (b) (e)	695	718
CSMC Trust Series 2021-RPL1, Class A1, 4.07%, 9/27/2060 (b) (e)	704	702
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	828	764
Series 2017-4, Class M45T, 4.50%, 6/25/2057	551	539
Series 2019-1, Class MT, 3.50%, 7/25/2058	311	283
Series 2019-1, Class M55D, 4.00%, 7/25/2058	831	780
Series 2019-2, Class M55D, 4.00%, 8/25/2058	806	758
Series 2019-3, Class M55D, 4.00%, 10/25/2058	820	771
Series 2019-4, Class M55D, 4.00%, 2/25/2059	338	322
Series 2020-1, Class M55G, 3.00%, 8/25/2059	757	692
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	973	878

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-3, Class TTW, 3.00%, 5/25/2060	849	790
Series 2022-1, Class MTU, 3.25%, 11/25/2061	310	278
Series 2024-2, Class MT, 3.50%, 5/25/2064 (b)	1,155	1,043
FHLMC, REMIC
Series 4396, Class PZ, 3.00%, 6/15/2037	832	755
Series 4065, Class QB, 3.00%, 6/15/2042	675	617
Series 4941, Class KG, 2.00%, 12/15/2047	1,294	1,113
Series 5054, Class PB, 1.00%, 11/25/2050	1,293	1,022
Series 5171, Class NI, IO, 3.00%, 7/25/2051	4,418	623
Series 5225, Class QL, 4.00%, 5/25/2052	810	718
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	322	338
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	147	149
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	278	273
Series 2018-56, Class VN, 3.50%, 5/25/2038	665	616
Series 2014-52, Class BW, 3.00%, 9/25/2044	785	692
Series 2020-54, Class MA, 1.50%, 8/25/2050	370	311
Series 2021-3, Class ME, 1.00%, 2/25/2051	265	205
Series 2022-4, Class TA, 1.00%, 4/25/2051	827	668
Series 2022-46, Class GZ, 4.50%, 7/25/2052	745	701
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,356	1,313
Series 2018-75, Class UZ, 4.00%, 10/25/2058	2,548	2,410
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	629	645
GNMA
Series 2004-47, Class PD, 6.00%, 6/16/2034	203	203
Series 2016-61, Class A, 2.00%, 9/20/2042	267	229
Series 2021-83, Class KB, 1.25%, 5/20/2051	397	317
Series 2022-93, Class JZ, 4.50%, 5/20/2052	477	364
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,945	1,943
Series 2014-H06, Class HB, 6.12%, 3/20/2064 (e)	83	83
Series 2015-H11, Class FC, 6.02%, 5/20/2065 (e)	343	343
Series 2015-H18, Class FA, 5.92%, 6/20/2065 (e)	111	110
Series 2021-H14, Class YD, 7.53%, 6/20/2071 (e)	1,008	919
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (b) (d)	338	338
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (d)	1,950	1,983
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (d)	2,275	2,276
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (b) (d)	505	503
Ocwen Loan Investment Trust Series 2024-HB1, Class M1, 3.00%, 2/25/2037 ‡ (b)	430	399
Onity Loan Investment Trust Series 2024-HB2, Class M1, 5.00%, 8/25/2037 ‡ (b) (e)	400	395
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (e)	1,746	1,579
Total Collateralized Mortgage Obligations (Cost $36,012)		35,328
Commercial Mortgage-Backed Securities — 0.6%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	670	645
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.08%, 7/25/2041 (b) (e)	783	743
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	634	618

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K754, Class AM, 4.94%, 11/25/2030 (e)	610	635
Series K-1510, Class A2, 3.72%, 1/25/2031	265	260
Series K-150, Class A2, 3.71%, 9/25/2032 (e)	800	777
FNMA ACES
Series 2017-M11, Class A2, 2.98%, 8/25/2029	554	529
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (e)	1,987	104
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (e)	554	471
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (e)	725	618
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (e)	1,590	1,385
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (e)	776	772
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (e)	830	842
Series 2024-M2, Class A2, 3.75%, 8/25/2033	2,925	2,800
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	34	34
Series 2021-M3, Class X1, IO, 2.03%, 11/25/2033 (e)	1,256	92
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (b) (e)	570	529
Series 2015-K48, Class C, 3.77%, 8/25/2048 (b) (e)	40	39
Series 2016-K56, Class B, 4.09%, 6/25/2049 (b) (e)	415	409
Series 2016-K58, Class B, 3.87%, 9/25/2049 (b) (e)	415	408
Series 2017-K67, Class C, 4.08%, 9/25/2049 (b) (e)	1,015	988
Series 2019-K97, Class B, 3.90%, 9/25/2051 (b) (e)	900	859
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 9.28%, 11/25/2053 (b) (e)	781	816
Series 2024-01, Class M7, 8.03%, 7/25/2054 (b) (e)	417	422
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	925	803
Total Commercial Mortgage-Backed Securities (Cost $16,714)		16,598
Foreign Government Securities — 0.0% ^
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (b)	200	167
Republic of Peru 2.78%, 12/1/2060	147	89
United Mexican States
3.50%, 2/12/2034	730	620
6.34%, 5/4/2053	200	199
Total Foreign Government Securities (Cost $1,271)		1,075
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $205)	205	216

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.4%
Investment Companies — 2.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (j) (Cost $70,257)	70,257	70,257
Total Investments — 100.4% (Cost $2,331,546)		2,894,824
Liabilities in Excess of Other Assets — (0.4)%		(11,120)
NET ASSETS — 100.0%		2,883,704

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2024.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2024.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2024.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(h)	The rate shown is the effective yield as of September 30, 2024.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of September 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	48	12/19/2024	USD	5,685	9
Russell 2000 E-Mini Index	257	12/20/2024	USD	28,906	554
S&P MidCap 400 E-Mini Index	92	12/20/2024	USD	28,974	764
U.S. Treasury 2 Year Note	278	12/31/2024	USD	57,902	216
U.S. Treasury 5 Year Note	175	12/31/2024	USD	19,242	75
					1,618
Short Contracts
U.S. Treasury Ultra Bond	(30)	12/19/2024	USD	(3,998)	2
					1,620

Abbreviations
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$79,996	$2,792	$82,788
Collateralized Mortgage Obligations	—	33,677	1,651	35,328
Commercial Mortgage-Backed Securities	—	16,598	—	16,598
Corporate Bonds	—	180,254	—	180,254
Exchange-Traded Funds	821,613	—	—	821,613
Foreign Government Securities	—	1,075	—	1,075
Investment Companies	1,361,508	—	—	1,361,508
Mortgage-Backed Securities	—	162,880	—	162,880
Municipal Bonds	—	216	—	216
U.S. Treasury Obligations	—	162,307	—	162,307
Short-Term Investments
Investment Companies	70,257	—	—	70,257
Total Investments in Securities	$2,253,378	$637,003	$4,443	$2,894,824
Appreciation in Other Financial Instruments
Futures Contracts	$1,620	$—	$—	$1,620
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$68,893	$6,238	$3,340	$155	$4,439	$76,385	1,373	$716	$—
JPMorgan BetaBuilders International Equity ETF (a)	359,756	44,642	11,566	595	25,623	419,050	6,651	1,738	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	30,176	1,193	2,636	337	4,345	33,415	331	240	— (b)
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	87,893	7,393	—	—	4,011	99,297	2,099	984	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	76,965	8,646	3,581	182	5,998	88,210	934	258	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	30,816	4,068	2,884	274	3,287	35,561	527	108	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	23,196	2,377	—	—	905	26,478	559	457	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	220,802	17,347	273	(27)	10,054	247,903	33,410	2,989	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	31,389	3,062	379	3	1,747	35,822	5,580	507	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	69,911	6,538	4,740	229	4,609	76,547	4,310	—	—
JPMorgan Equity Index Fund Class R6 Shares (a)	813,083	50,406	15,255	524	46,566	895,324	10,354	2,852	—

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan High Yield Fund Class R6 Shares (a)	$93,744	$8,364	$—	$—	$3,804	$105,912	15,999	$1,814	$—
JPMorgan Inflation Managed Bond ETF (a)	38,143	3,910	—	—	1,164	43,217	900	408	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (c)	63,873	92,144	85,760	—	—	70,257	70,257	823	—
Total	$2,008,640	$256,328	$130,414	$2,272	$116,552	$2,253,378		$13,894	$— (b)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2024.